CERTDAS
File # 1-38263

17010869

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
OCT 27 2017
Washington, DC 20549

Electronic Mail Only

October 27, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 27, 2017, The Nasdaq Stock Market (the "Exchange") received from Altair Engineering Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery